PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Premises and equipment at June 30 are comprised of the following:

(in thousands)	2012	2011

Land	$860	$860
Buildings and improvements	3,842	3,747
Furniture and equipment	1,097	1,126
Automobiles	29	29
	5,828	5,762
Less: accumulated depreciation	3,184	3,095
Balance at end of year	$2,644	$2,667